BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Acquisition by TIS (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Net assets acquired
Current assets	R$ 542,289
Cash and cash equivalents	64,056
Trade accounts receivable	371,328
Taxes, charges and contributions recoverable	9,988
Property, plant and equipment	674,166
Intangible assets	2,708,761
Current liabilities	1,157,474
Trade accounts payable	120,626
Taxes, charges and contributions payable	201,635
Other liabilities	34,955
Non-current liabilities	935,131
Provisions	453,697
Fair value of liabilities assumed	2,092,605
Fair value of net assets acquired	2,096,874
Goodwill	3,394,710
Total considered	5,491,584
Fair value of the customer portfolio acquired	96,195
Fair value of the contingent liabilities	453,697
Total consideration for acquisition	5,491,584
Vita IT
Net assets acquired
Total considered	110,815
Total consideration for acquisition	110,815
Consideration in cash for the acquisition	42,000
Vita IT | Telefnica Infraestrutura e Segurana Ltda.
Disclosure of detailed information about business combination [line items]
Maximum acquisition subject to the achievement of operational and financial metrics	11,964
Net assets acquired
Current assets	30,408
Cash and cash equivalents	5,334
Trade accounts receivable	17,063
Inventories	4,958
Taxes, charges and contributions recoverable	119
Other assets	2,934
Non-current assets	37,289
Judicial deposits and garnishments	1,187
Property, plant and equipment	1,853
Intangible assets	34,249
Fair value of assets acquired	67,697
Current liabilities	27,238
Personnel, social charges and benefits	2,728
Trade accounts payable	19,509
Income and social contribution taxes payable	165
Taxes, charges and contributions payable	794
Other liabilities	4,042
Non-current liabilities	28,495
Taxes, charges and contributions payable	295
Provisions	28,200
Fair value of liabilities assumed	55,733
Fair value of net assets acquired	11,964
Goodwill	98,851
Total considered	110,815
Surplus value of inventory	R$ 1,510
Amortized period for surplus inventory	1 month
Fair value allocated to the brand	R$ 4,527
Amortized period for brand	2 years
Fair value of the customer portfolio acquired	R$ 29,545
Amortized term of customer portfolio	9 years 3 months 18 days
Fair value of the contingent liabilities	R$ 28,200
Total consideration for acquisition	110,815
Consideration in cash for the acquisition	42,000
Consideration based on contractual clauses	R$ 68,815